Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases

Note 15. Leases

The Company and its subsidiaries lease plant and office facilities and equipment under operating and finance leases expiring through 2027. The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset.

Right-of-use assets and liabilities are recognized based on the present value of future minimum lease payments over the expected lease term at commencement date. Certain of the leases contain extension options; however, the Company has not included such options as part of its right-of-use assets and lease liabilities because it does not expect to extend the leases. The Company measures and records a right-of-use asset and lease liability based on the discount rate implicit in the lease, if known. In cases where the discount rate implicit in the lease is not known, the Company measures the right-of-use assets and lease liabilities using a discount rate equal to the Company’s estimated incremental borrowing rate for loans with similar collateral and duration.

The Company elected to not apply the recognition requirements of Accounting Standards Codification Topic 842, “Leases,” to leases of all classes of underlying assets that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Instead, lease payments for such short-term leases are recognized in operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company elected, as a lessee, for all classes of underlying assets, to not separate nonlease components from lease components and instead to account for each separate lease component and the nonlease components associated with that lease component as a single lease component.

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Three Months Ended
	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$69	$33
Interest on lease liabilities	35	13
Operating lease cost	79	36
Short-term lease cost	17	17
Net lease cost	$200	$99

Other information	Three Months Ended
	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$58	$13
Operating cash flows from operating leases	$35	$32
Financing cash flows from finance leases	$65	$26
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Right-of-use assets obtained in exchange for new finance lease liabilities	$-	$-

As of March 31, 2024
Weighted-average remaining lease term - finance leases (years)	2.2
Weighted-average remaining lease term - operating leases (years)	2.1
Weighted-average discount rate - finance leases	9.1%
Weighted-average discount rate - operating leases	5.9%

The following table presents a maturity analysis of the Company’s operating and finance lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
2024	$176	$278
2025	151	619
2026	81	487
2027	13	8
2028	-	2
Thereafter	-	-
Total lease payments	421	1,394
Less: Amount representing interest	(24)	(176)
Lease obligations	$397	$1,218

FG Group Holdings Inc [Member]
Leases

15. Leases

The Company and its subsidiaries lease plant and office facilities and equipment under operating and finance leases expiring through 2027. The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset.

Right-of-use assets and liabilities are recognized based on the present value of future minimum lease payments over the expected lease term at commencement date. Certain of the leases contain extension options; however, the Company has not included such options as part of its right-of-use assets and lease liabilities because it is not “reasonably certain” to extend the leases. The Company measures and records a right-of-use asset and lease liability based on the discount rate implicit in the lease, if known. In cases where the discount rate implicit in the lease is not known, the Company measures the right-of-use assets and lease liabilities using a discount rate equal to the Company’s estimated incremental borrowing rate for loans with similar collateral and duration.

The Company elected to not apply the recognition requirements of Accounting Standards Codification Topic 842, “Leases,” to leases of all classes of underlying assets that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Instead, lease payments for such short-term leases are recognized in operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company elected, as a lessee, for all classes of underlying assets, to not separate nonlease components from lease components and instead to account for each separate lease component and the nonlease components associated with that lease component as a single lease component.

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Year Ended
	December 31, 2023	December 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$183	$37
Interest on lease liabilities	94	12
Operating lease cost	161	243
Short-term lease cost	60	53
Sublease income	-	(32)
Net lease cost	$498	$313

Other information	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$94	$12
Operating cash flows from operating leases	$131	$202
Financing cash flows from finance leases	$159	$36
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$97
Right-of-use assets obtained in exchange for new finance lease liabilities	$775	$703

As of December 31, 2023
Weighted-average remaining lease term - finance leases (years)	1.4
Weighted-average remaining lease term - operating leases (years)	2.3
Weighted-average discount rate - finance leases	5.2%
Weighted-average discount rate - operating leases	5.8%

The following table presents a maturity analysis of the Company’s operating and finance lease liabilities as of December 31, 2023 (in thousands):

	Operating Leases	Finance Leases
2024	$225	$371
2025	131	619
2026	81	483
2027	14	8
2028	-	2
Thereafter	-	-
Total lease payments	451	1,483
Less: Amount representing interest	(30)	(200)
Present value of lease payments	421	1,283
Less: Current maturities	(206)	(268)
Lease obligations, net of current portion	$215	$1,015

Strong Global Entertainment Inc [Member]
Leases

11. Leases

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Three Months Ended
	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$65	$29
Interest on lease liabilities	27	12
Operating lease cost	172	17
Short-term lease cost	17	17
Net lease cost	$281	$75

Other information	Three Months Ended
	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$27	$12
Operating cash flows from operating leases	$153	$19
Financing cash flows from finance leases	$61	$23

As of March 31, 2024
Weighted-average remaining lease term - finance leases (years)	2.1
Weighted-average remaining lease term - operating leases (years)	13.2
Weighted-average discount rate - finance leases	9.2%
Weighted-average discount rate - operating leases	5.1%

The following table presents a maturity analysis of the Company’s operating and finance lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
Remainder of 2024	$462	$263
2025	546	600
2026	496	468
2027	429	-
2028	419	-
Thereafter	4,244	-
Total lease payments	6,596	$1,331
Less: Amount representing interest	(1,832)	(169)
Present value of lease payments	4,764	1,162
Less: Current maturities	(403)	(258)
Lease obligations, net of current portion	$4,361	$904

15. Leases

The Company and its subsidiaries lease plant and office facilities and equipment under operating and finance leases expiring through 2038. See Note 18 for additional details related to the lease for the Company’s manufacturing facility in Quebec, Canada.

The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset.

Right-of-use assets and liabilities are recognized based on the present value of future minimum lease payments over the expected lease term at commencement date. Certain of the leases contain extension options; however, the Company has not included such options as part of its right-of-use assets and lease liabilities because it does not expect to extend the leases. The Company measures and records a right-of-use asset and lease liability based on the discount rate implicit in the lease, if known. In cases where the discount rate implicit in the lease is not known, the Company measures the right-of-use assets and lease liabilities using a discount rate equal to the Company’s estimated incremental borrowing rate for loans with similar collateral and duration.

The Company elected to not apply the recognition requirements of Accounting Standards Codification Topic 842, “Leases,” to leases of all classes of underlying assets that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Instead, lease payments for such short-term leases are recognized in operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company elected, as a lessee, for all classes of underlying assets, to not separate nonlease components from lease components and instead to account for each separate lease component and the nonlease components associated with that lease component as a single lease component.

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Year Ended
	December 31, 2023	December 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$168	$30
Interest on lease liabilities	90	9
Operating lease cost	372	96
Short-term lease cost	71	53
Net lease cost	$701	$188

Other information	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$90	$9
Operating cash flows from operating leases	$238	$78
Financing cash flows from finance leases	$145	$30
Right-of-use assets obtained in exchange for new finance lease liabilities	$762	$635
Right-of-use assets obtained in exchange for new operating lease liabilities	$4,759	$-

As of December 31, 2023
Weighted-average remaining lease term - finance leases (years)	1.3
Weighted-average remaining lease term - operating leases (years)	13.4
Weighted-average discount rate - finance leases	5.2%
Weighted-average discount rate - operating leases	5.1%

The following table presents a maturity analysis of the Company’s operating lease liabilities as of December 31, 2023 (in thousands):

	Operating Leases	Finance Leases
2024	$616	$352
2025	546	600
2026	496	465
2027	429	-
2028	419	-
Thereafter	4,247	-
Total lease payments	6,753	1,417
Less: Amount representing interest	(1,896)	(193)
Present value of lease payments	4,857	1,224
Less: Current maturities	(397)	(253)
Lease obligations, net of current portion	$4,460	$971